Schedule H, Line 4i - Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	71-0682831
Plan number	002
Participant loan fund	$ 2,693,596
Total assets	$ 171,980,704
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	5.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 132,991,204
Home BancShares, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,368,752
Investment, Identifier [Axis]: Baird Core Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,826,239
Investment, Identifier [Axis]: Baird Short Term Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,632,384
Investment, Identifier [Axis]: BlackRock 20/80 Target Allocation
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	561,357
Investment, Identifier [Axis]: BlackRock 40/60 Target Allocation
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,985,089
Investment, Identifier [Axis]: BlackRock 60/40 Target Allocation
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,456,970
Investment, Identifier [Axis]: BlackRock 80/20 Target Allocation
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,342,826
Investment, Identifier [Axis]: Dodge & Cox International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,018,187
Investment, Identifier [Axis]: JP Morgan Emerging Markets
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,345,102
Investment, Identifier [Axis]: MFS Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,581,889
Investment, Identifier [Axis]: MFS Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,770,404
Investment, Identifier [Axis]: PIMCO All Asset Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	648,171
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2010
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	164,488
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	894,275
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,600,381
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,952,252
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,276,334
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,533,035
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,502,436
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,653,401
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,361,984
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,108,267
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,726,824
Investment, Identifier [Axis]: T. Rowe Price Retirement Blend 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	332,274
Investment, Identifier [Axis]: T. Rowe Price Small Cap
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,262,978
Investment, Identifier [Axis]: Vanguard Dividend Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,331,622
Investment, Identifier [Axis]: Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,927,152
Investment, Identifier [Axis]: Vanguard Inflation Protected
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	464,504
Investment, Identifier [Axis]: Vanguard International Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,184,772
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,141,795
Investment, Identifier [Axis]: Vanguard S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,927,184
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,701,901
Investment, Identifier [Axis]: Vanguard Strategic Equity Inv.
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,103,098
Investment, Identifier [Axis]: Vanguard Total Bond Market
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	857,343
Investment, Identifier [Axis]: Vanguard Total International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,741,438